Convertible Notes (Details) - Schedule of amortization of issuance cost, debt discount and interest cost	Jun. 30, 2022 USD ($)
Issuance costs and debt discount [Member]
Debt Conversion [Line Items]
Convertible Note 2021	$ 384,577
Convertible Note 2022	12,576
Convertible Notes	397,543
Convertible note interest [Member]
Debt Conversion [Line Items]
Convertible Note 2021	227,465
Convertible Note 2022	7,051
Convertible Notes	234,516
Total [Member]
Debt Conversion [Line Items]
Convertible Note 2021	612,042
Convertible Note 2022	19,627
Convertible Notes	$ 631,669